Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Consolidated subsidiaries and/or entities

The Company's consolidated subsidiaries and/or entities are as follows:

Name of Subsidiary or Consolidated Entity	Place of Formation/Incorporation (Jurisdiction)	Date of Incorporation	Attributable Interest

Staged for Success, LLC	USA	February 19, 2009	100%